Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class A
Trading Symbol	DRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 631,392,468
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,439,610
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$631,392,468
Number of Holdings	50
Net Advisory Fee	$2,439,610
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Apple, Inc.	5.0%
Microsoft Corp.	3.2%
Fastenal Co.	3.0%
Casey’s General Stores, Inc.	3.0%
Atmos Energy Corp.	2.7%
Arthur J Gallagher & Co.	2.6%
Walmart, Inc.	2.6%
Tractor Supply Co.	2.6%
T-Mobile US, Inc.	2.5%
Mastercard, Inc.	2.5%

Top Sectors*	(%)
Information Technology	19.4%
Industrials	18.8%
Consumer Staples	12.3%
Health Care	10.7%
Financials	10.6%
Consumer Discretionary	7.6%
Utilities	6.3%
Materials	4.6%
Communication Services	4.0%
Cash & Other	5.7%
[1]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class C
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class C
Trading Symbol	DRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Class C	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 631,392,468
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,439,610
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$631,392,468
Number of Holdings	50
Net Advisory Fee	$2,439,610
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Apple, Inc.	5.0%
Microsoft Corp.	3.2%
Fastenal Co.	3.0%
Casey’s General Stores, Inc.	3.0%
Atmos Energy Corp.	2.7%
Arthur J Gallagher & Co.	2.6%
Walmart, Inc.	2.6%
Tractor Supply Co.	2.6%
T-Mobile US, Inc.	2.5%
Mastercard, Inc.	2.5%

Top Sectors*	(%)
Information Technology	19.4%
Industrials	18.8%
Consumer Staples	12.3%
Health Care	10.7%
Financials	10.6%
Consumer Discretionary	7.6%
Utilities	6.3%
Materials	4.6%
Communication Services	4.0%
Cash & Other	5.7%
[2]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class I
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class I
Trading Symbol	DRDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 631,392,468
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,439,610
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$631,392,468
Number of Holdings	50
Net Advisory Fee	$2,439,610
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Apple, Inc.	5.0%
Microsoft Corp.	3.2%
Fastenal Co.	3.0%
Casey’s General Stores, Inc.	3.0%
Atmos Energy Corp.	2.7%
Arthur J Gallagher & Co.	2.6%
Walmart, Inc.	2.6%
Tractor Supply Co.	2.6%
T-Mobile US, Inc.	2.5%
Mastercard, Inc.	2.5%

Top Sectors*	(%)
Information Technology	19.4%
Industrials	18.8%
Consumer Staples	12.3%
Health Care	10.7%
Financials	10.6%
Consumer Discretionary	7.6%
Utilities	6.3%
Materials	4.6%
Communication Services	4.0%
Cash & Other	5.7%
[3]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.